Mortgage payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Mortgage payable	Mortgage payable
On July 10, 2020, the Company obtained a mortgage loan in the amount of $3,562,500 (the “Mortgage”) for the purpose of purchasing land and a building located in Indianapolis, Indiana (the “Property”) (see Note 6). The Mortgage was collateralized by a first charge over the Property. As part of the financing, the Company incurred $17,194 of costs and fees from the lender that were capitalized and recorded as finance costs over the life of the Mortgage. On July 29, 2021, the Mortgage on the manufacturing facility in Indianapolis, Indiana was repaid and the related mortgage on the Company's facility in Indianapolis, Indiana was released.
Prior to its repayment, the Mortgage bore interest at 2.85% plus a minimum rate of 1-month LIBOR, subject to a LIBOR floor of 0.25%. The Mortgage required quarterly interest payments, which commenced on October 1, 2020, with the principal amount due at maturity on January 10, 2022.
For the year ended December 31, 2021, the Company recorded $63,195 in interest costs (December 31, 2020 - $54,605) which have been capitalized within property, in development, and $11,840 in amortization of debt issuance costs (December 31, 2020 - $5,354) through finance costs.